Western Asset Management Strategic Bond Opportunities Portfolio Expense Example - Western Asset Management Strategic Bond Opportunities Portfolio	Dec. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 58
Expense Example, with Redemption, 3 Years	193
Expense Example, with Redemption, 5 Years	341
Expense Example, with Redemption, 10 Years	769
Class B
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	84
Expense Example, with Redemption, 3 Years	273
Expense Example, with Redemption, 5 Years	477
Expense Example, with Redemption, 10 Years	1,068
Class E
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	74
Expense Example, with Redemption, 3 Years	241
Expense Example, with Redemption, 5 Years	423
Expense Example, with Redemption, 10 Years	$ 949